CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)
Interest Income:
Loans	$ 6,488,978	€ 4,966,015	€ 5,050,455	€ 5,007,064
Securities available-for-sale	848,932	649,688	760,414	700,962
Securities held-to-maturity	75,408	57,710	123,281	94,895
Trading assets	241,203	184,593	191,441	229,200
Securities purchased under agreements to resell	24,810	18,987	31,646	13,510
Interest-bearing deposits with banks	38,863	29,742	63,367	61,532
Other	35,723	27,339	39,046	41,673
Total interest income	7,753,917	5,934,074	6,259,650	6,148,836
Interest Expense:
Deposits	(3,289,257)	(2,517,268)	(2,264,935)	(1,821,966)
Securities sold under agreements to repurchase	(78,653)	(60,193)	(122,017)	(75,712)
Other borrowed funds	(93,063)	(71,221)	(24,914)	(25,391)
Long-term debt	(105,555)	(80,781)	(197,381)	(139,450)
Other	(5,566)	(4,260)	(2,252)	(2,716)
Total interest expense	(3,572,094)	(2,733,723)	(2,611,499)	(2,065,235)
Net interest income before provision for loan losses	4,181,823	3,200,351	3,648,151	4,083,601
Provision for loan losses	(3,034,504)	(2,322,306)	(3,703,269)	(1,204,995)
Net interest income after provision for loan losses	1,147,319	878,045	(55,118)	2,878,606
Non-interest income /(loss):
Credit card fees	297,431	227,624	198,411	188,771
Service charges on deposit accounts	126,912	97,126	78,342	52,722
Other fees and commissions	595,585	455,801	435,421	475,692
Net trading loss	(1,784,775)	(1,365,888)	(1,877,038)	(1,245,322)
Equity in earnings of investees and realized gains/(losses) on disposal	19,190	14,686	8,661	9,245
Other non-interest income	1,198,631	917,312	862,365	1,161,253
Total non-interest income / (loss) excluding gains / losses on investment securities	452,974	346,661	(293,838)	642,361
Net realized gains/(losses) on sales of available-for-sale securities	457,607	350,207	(19,466)	114,959
Other-Than-Temporary Impairment (of which NIL was recognized in OCI)	(536,326)	(410,450)	(9,173,713)	(89,497)
Net gains / (losses) on available for sale and held to maturitity securities	(78,719)	(60,243)	(9,193,179)	25,462
Total non-interest income / (loss)	374,255	286,418	(9,487,017)	667,823
Non-interest expense:
Salaries	(1,535,944)	(1,175,458)	(1,183,294)	(1,233,593)
Employee benefits	(266,430)	(203,899)	(243,134)	(273,013)
Voluntary early retirement schemes	0	0	0	(5,269)
Occupancy expenses	(108,704)	(83,191)	(88,658)	(105,431)
Equipment expenses	(77,231)	(59,107)	(60,804)	(66,488)
Depreciation of premises and equipment	(149,454)	(114,377)	(121,652)	(129,310)
Amortization of intangible assets	(143,617)	(109,910)	(98,930)	(79,906)
Impairment of goodwill	161,000	123,213		6,320
Deposit insurance premium	(63,670)	(48,727)	(57,611)	(54,964)
Other non-interest expense	(2,084,708)	(1,595,427)	(2,233,240)	(1,857,828)
Total non-interest expense	(4,590,758)	(3,513,309)	(4,505,999)	(3,812,122)
Loss before income tax	(3,069,184)	(2,348,846)	(14,048,134)	(265,693)
Income tax expense	(221,010)	(169,139)	(459,345)	(42,311)
Net loss	(3,290,194)	(2,517,985)	(14,507,479)	(308,004)
Less: Net income attributable to the non-controlling interest	(25,488)	(19,506)	(32,189)	(46,768)
NET LOSS attributable to NBG shareholders	(3,315,682)	(2,537,491)	(14,539,668)	(354,772)
Net loss	(3,290,194)	(2,517,985)	(14,507,479)	(308,004)
Other comprehensive income / (loss), net of tax:
Foreign currency translation adjustments	175,871	134,594	(950,373)	191,304
Net (losses)/gains on available-for-sale securities:
Net unrealized holding (losses)/gains during the period (net of tax expense/(benefit) of: EUR 104,131 thousand in 2009, EUR (431,278) thousand in 2010 and EUR (874,733) thousand in 2011	778,500	595,785	(3,256,680)	(2,038,388)
Less: reclassification adjustment for net (gains)/losses included in net income (net of tax (expense)/benefit of: EUR (20,987) thousand in 2010, EUR 4,209 thousand in 2011 and EUR (70,095) thousand in 2012)	(366,016)	(280,112)	15,257	(93,972)
Less: Reclassification adjustment for impairment of available-for-sale securities (net of tax benefit of EUR 18,984 thousand in 2010, EUR 1,353,700 thousand in 2011 and EUR 60,809 thousand in 2012)	327,817	250,878	5,608,128	70,513
Total net (losses)/gains on available-for-sale securities	740,301	566,551	2,366,705	(2,061,847)
Pension (liability)/asset (net of tax expense/(benefit) of EUR (74) thousand in 2010, EUR 1,450 thousand in 2011 and EUR (670) thousand in 2012)	(41,899)	(32,065)	29,356	14,605
Total other comprehensive income / (loss), net of tax	874,273	669,080	1,445,688	(1,855,938)
Comprehensive loss	(2,415,921)	(1,848,905)	(13,061,791)	(2,163,942)
Less: Comprehensive income attributable to the non-controlling interest	(44,304)	(33,906)	(1,817)	(59,299)
Comprehensive loss attributable to NBG shareholders	$ (2,460,225)	€ (1,882,811)	€ (13,063,608)	€ (2,223,241)
Loss per share
Basic EPS	$ (3.46)	€ (2.65)	€ (15.22)	€ (0.56)
Diluted EPS	$ (3.46)	€ (2.65)	€ (15.22)	€ (0.56)